Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ (15,046)	¥ 26,727	¥ (18,931)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	131,114	(13,477)	(25,469)
Exchange differences on translating foreign operations	701,925	(162,325)	875,050
Total	892,370	(136,758)	893,359
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	(137)	90	186
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	27	155	6
Exchange differences on translating foreign operations	23,224	(316)	18,893
Total	¥ 23,114	¥ (71)	¥ 19,085